Cover page	12 Months Ended
Mar. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2021
Current Fiscal Year End Date	--03-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39477
Entity Registrant Name	GLOBAL BLUE GROUP HOLDING AG
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Zürichstrasse 38
Entity Address, Postal Zip Code	8306
Entity Address, City or Town	Brüttisellen
Entity Address, Country	CH
Entity Common Stock, Shares Outstanding	180,534,962
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	true
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Description	Restated as a consequence of the SEC's guidance on the treatment of warrants issued as part of SPACs: For details, refer to Note 3 of the Financial Statements, and to the Explanatory Note in section "Forward-looking Statements".
Entity Central Index Key	0001799983
Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value CHF 0.01 per share
Trading Symbol	GB
Security Exchange Name	NYSE
Warrants
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	GB.WT
Security Exchange Name	NYSE
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Route de Crassier 7
Entity Address, Postal Zip Code	1262
Entity Address, City or Town	Eysins
Entity Address, Country	CH
City Area Code	+41
Local Phone Number	22 363 77 40
Contact Personnel Name	Jeremy Henderson-Ross